ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

13. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB

Business tax, VAT and others	42,469	31,719
Payable balance with indemnity by Xihua Group (Note 7(i))	49,800	49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	36,770
Accrued payroll and welfare	32,189	27,982
Payable to Jinghan Taihe (Note ii & Note 23)	—	25,441
Payable for purchase of equipment and services	5,782	9,995
Receipt in advance	11,636	4,535
Amounts due to students	6,231	9,198
Lawsuit penalty payable	2,592	2,731
Consideration payable (Note i)	—	7,067
Others	5,488	4,352
Total	192,957	209,590

(Note i) On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interest of NewSchool. As part of the acquisition, a cash consideration was payable to the seller on or before December 31, 2021. Refer to Note 23-Acquisition for further background information.

(Note ii) Due to the termination of operation of Jinghan Tutoring Centers in 2020, the Group reclassified deferred revenue of those tutoring centers to other liabilities in RMB 25,441 as of December 31, 2020. The Group is negotiating with Jinghan Taihe on settlement of the outstanding receivables and payables as of the date of this report. Refer to Note 11 (ii)-Other Non-Current Assets, Net and Note 23-Acquisition for further information.